Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$885,237	$12,135,221	$–	$92,255	$42,439	$129,235	$13,284,387
Additions	434,344	–	1,502	–	412	37	436,295
Disposal	–	(93,002)	–	(57,668)	–	–	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	505,420
Balance, December 31, 2023	1,355,337	12,502,023	1,538	32,716	48,862	134,956	14,075,432
Additions	1,200,000	–	143,020	–	–	873	1,343,893
Impact of sale of RPK	(909,551)	(12,148,749)	–	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(63,184)	(353,274)	(1,034)	(3,733)	(15,364)	(6,156)	(442,745)
Balance, June 30, 2024	$1,582,602	$–	$143,524	$–	$7,888	$3,327	$1,737,341

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$–	$1,053,249	$–	$30,519	$26,344	$14,771	$1,124,883
Depreciation	–	1,541,644	300	29,928	12,757	21,330	1,605,959
Disposal	–	(14,771)	–	(36,316)	–	–	(51,087)
Foreign exchange movements	–	143,044	8	(2,767)	5,660	2,469	148,414
Balance, December 31, 2023	–	2,723,166	308	21,364	44,761	38,570	2,828,169
Depreciation	–	–	152	–	1,315	482	1,949
Depreciation - RPK	–	255,023	–	2,202	1,040	3,236	261,501
Impact of sale of RPK	–	(2,662,688)	–	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	–	(315,501)	(1)	(3,700)	(15,830)	(5,784)	(340,816)
Balance, June 30, 2024	$–	$–	$459	$–	$6,522	$1,835	$8,816

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2022	$–	$–	$–	$–	$–	$–	$–
Impairment	737,994	7,902,730	–	9,174	1,135	76,998	8,728,031
Balance, December 31, 2023	737,994	7,902,730	–	9,174	1,135	76,998	8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	–	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, June 30, 2024	$–	$–	$–	$–	$–	$–	$–

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$2,519,232
Balance, June 30, 2024	$1,582,602	$–	$143,065	$–	$1,366	$1,492	$1,728,525

During the year ended December 31, 2023, the Company sold some of its equipment held in Portugal and recognized a loss on disposal of $4,495 in the consolidated statements of loss and comprehensive loss. Pursuant to the sale of RPK, its Portuguese subsidiary, the Company impaired a portion of its property, plant and equipment and recognized an impairment loss of $8,728,031 in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2023.

As at June 30, 2024, the Company derecognized property, plant and equipment with a net book value of $1,769,221 in connection with the sale of RPK (note 5).

During the six months ended June 30, 2024, the Company recognized depreciation of its property, plant and equipment of $263,450 (2023 – $810,260) of which $261,501 (2023 – $nil) was related to the operations of RPK and was recorded within discontinued operations.

1900 Ferne Road, Gabriola Island, British Columbia

On September 19, 2023, and as amended on September 22, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. To acquire the property, the Company must pay the following:

A.	The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The initial payment will be broken up into following:

●	the First Option Payment, upon signing (issued 21,997 with a fair value of $431,149) (note 15)

●	the Second Option Payment, 15 days after signing (paid $600,000)

●	the Third Option Payment, 30 days after signing (paid $600,000)

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site.

B.	Additional payments will be made based upon milestones achieved from the development. Further payment milestones include:

●	Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

●	Upon sale of THC product cultivated from the property, $500,000 will be paid

●	Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid

●	Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid

During the six months ended June 30, 2024, the Company completed the initial payment and acquired the right to develop the farming property.